Other (Income) Expenses, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Other (Income) Expenses, Net

J. Other (Income) Expenses, Net

	Third quarter ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Equity loss	$18	$23	$59	$68
Foreign currency losses (gains), net	8	(35)	21	(62)
Net gain from asset sales	(132)	(2)	(164)	(33)
Net (gain) loss on mark-to-market derivative contracts (M)	(4)	17	5	19
Other, net	4	1	(11)	(1)

	$(106)	$4	$(90)	$(9)

In the 2016 third quarter and nine-month period, Net gain from assets sales included a $118 gain related to the sale of wharf property near the Intalco, WA smelter. Additionally in the 2016 nine-month period, Net gain from assets sales included a $27 gain related to the sale of an equity interest in a natural gas pipeline in Australia (see Note G). In the 2015 nine-month period, Net gain from assets sales included a $29 gain related to the sale of land around the Lake Charles, LA anode facility.

O. Other Expenses (Income), Net

	Note	2015	2014	2013
Equity loss		$89	$94	$70
Foreign currency gains, net		(39)	(16)	(14)
Net gain from asset sales		(32)	(34)	(13)
Net loss (gain) on mark-to-market derivative contracts	X	26	13	(36)
Other, net		(2)	1	7

		$42	$58	$14

In 2015, Net gain from asset sales included a $29 gain related to the sale of land around the Lake Charles, LA anode facility. In 2014, Net gain from asset sales included a $28 gain related to the sale of a mining interest in Suriname.